Financial instruments-Risk management and fair value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 122,424	$ 211,081	$ 119,065	$ 158,732
Accounts receivable, net	137,583	92,450
Other assets	34,048	20,152
Currency risk [member]
Assets
Cash and cash equivalents	13,546	10,848
Accounts receivable, net	48,900	50,103
Other assets	20,605	17,811
Total assets	83,051	78,762
Liabilities
Accounts payable	16,969	35,948
Taxes payable	38,303	25,827
Other liabilities	13,465	12,239
Total liabilities	68,737	74,014
Net position	$ 14,314	$ 4,748